Operating Segments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Segments (Details) [Line Items]
Operating segments	3
No External Customer [Member]
Operating Segments (Details) [Line Items]
Corporation’s revenue	10.00%
Chile, Colombia and Mexico [Member]
Operating Segments (Details) [Line Items]
Income derived	27.20%
Chile and Colombia [Member]
Operating Segments (Details) [Line Items]
Income derived		19.50%